Parent-only Financial Information	12 Months Ended
Dec. 31, 2011
Parent-only Financial Information

(19)   Parent-only Financial Information

The following condensed parent company only financial information reflects Northfield Bancorp, Inc.’s investment in its wholly-owned consolidated subsidiary, Northfield Bank, using the equity method of accounting.

Northfield Bancorp, Inc.

Condensed Balance Sheets

	December 31,
	2011	2010
	(in thousands)
Assets
Cash in Northfield Bank	$10,679	$20,929
Interest-earning deposits in other financial institutions	1,558	658
Investment in Northfield Bank	347,427	319,603
Securities available-for-sale (corporate bonds)	5,327	37,472
ESOP loan receivable	14,955	15,392
Accrued interest receivable	95	505
Other assets	2,897	2,392

Total assets	$382,938	$396,951

Liabilities and Stockholders’ Equity
Total liabilities	$288	$234
Total stockholders’ equity	382,650	396,717

Total liabilities and stockholders’ equity	$382,938	$396,951

Northfield Bancorp, Inc.

Condensed Statements of Income

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Interest on ESOP loan	$500	$513	$526
Interest income on deposit in Northfield Bank	78	100	273
Interest income on deposits in other financial institutions	3	31	590
Interest income on corporate bonds	688	1,247	603
Gain on securities transactions, net	227	38	—
Undistributed earnings of Northfield Bank	16,503	14,320	11,521

Total income	17,999	16,249	13,513

Other expenses	952	2,627	1,177
Income tax expense (benefit)	224	(171)	262

Total expense	1,176	2,456	1,439

Net income	$16,823	$13,793	$12,074

Northfield Bancorp, Inc.

Condensed Statements of Cash Flows

	December 31,
	2011	2010	2009
	(in thousands)
Cash flows from operating activities
Net income	$16,823	$13,793	$12,074
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease in accrued interest receivable	410	80	288
Deferred taxes	—	830	1,064
(Decrease) increase in due from (to) Northfield Bank	(478)	396	312
Decrease (increase) in other assets	67	(1,178)	(1,154)
Amortization of premium on corporate bond	521	1,063	527
Gain on securities transactions, net	(227)	(38)	—
Increase in other liabilities	54	100	134
Undistributed earnings of Northfield Bank	(16,503)	(14,320)	(11,521)

Net cash provided by operating activities	667	726	1,724

Cash flows from investing activities
Dividend from Northfield Bank	—	—	14,000
Purchases of corporate bonds	—	—	(50,323)
Maturities of corporate bonds	—	—	4,290
Proceeds from sale of corporate bonds	31,068	12,088	—
Principal payments on ESOP loan receivable	437	406	381
Maturities of certificate of deposits	—	—	30,153

Net cash provided by (used in) investing activities	31,505	12,494	(1,499)

Cash flows from financing activities
Purchase of treasury stock	(37,821)	(8,213)	(19,929)
Dividends paid	(3,701)	(3,308)	(2,963)

Net cash used in financing activities	(41,522)	(11,521)	(22,892)

Net (decrease) increase in cash and cash equivalents	(9,350)	1,699	(22,667)
Cash and cash equivalents at beginning of year	21,587	19,888	42,555

Cash and cash equivalents at end of year	$12,237	$21,587	$19,888

Selected Quarterly Financial Data (Unaudited)

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2011 and 2010:

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Selected Operating Data:
Interest income	$21,998	$22,438	$22,719	$23,862
Interest expense	6,227	6,609	6,442	6,135

Net interest income	15,771	15,829	16,277	17,727
Provision for loan losses	1,367	1,750	2,000	7,472

Net interest income after provision for loan losses	14,404	14,079	14,277	10,255
Bargain purchase gain, net of tax	—	—	—	3,560
Other income	3,109	2,190	1,240	1,736
Other expenses	9,953	9,584	9,786	12,207

Income before income tax expense	7,560	6,685	5,731	3,344
Income tax expense	2,590	2,338	2,035	(466)

Net income	$4,970	$4,347	$3,696	$3,810

Net income per common share- basis and diluted	$0.12	$0.11	$0.09	$0.10

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Selected Operating Data:
Interest income	$21,007	$22,032	$21,682	$21,774
Interest expense	6,458	6,115	6,004	5,829

Net interest income	14,549	15,917	15,678	15,945
Provision for loan losses	1,930	2,798	3,398	1,958

Net interest income after provision for loan losses	12,619	13,119	12,280	13,987
Other income	1,723	1,866	1,501	1,752
Other expenses	9,121	8,457	11,171	9,935

Income before income tax expense	5,221	6,528	2,610	5,804
Income tax expense	1,840	2,342	215	1,973

Net income	$3,381	$4,186	$2,395	$3,831

Net income per common share- basis and diluted	$0.08	$0.10	$0.06	$0.09